Employee benefit plans and compensation plans - Share-Based and Other Long-Term Incentive Compensation Plans (Details)		12 Months Ended
	Aug. 22, 2018 shares	Dec. 31, 2020 USD ($) performance_cycle $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued (in shares) | shares		14,114,904
Number of shares available for issuance under the plan (in shares) | shares		13,966,813
Share based compensation restricted stock units cash settled		$ 2,000,000.0
Payments for share-based awards		1,900,000	$ 3,300,000	$ 0
Total share-based compensation expense - pre-tax		2,400,000	$ 4,700,000	2,500,000
Non-employee independent directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares			37,039
Total share-based compensation expense - pre-tax		$ 200,000	$ 300,000
2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
Shares granted (in shares) | shares		0
Total share-based compensation expense - pre-tax		$ (1,300,000)	(3,400,000)	1,000,000.0
PSUs | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (in dollars per share) | $ / shares		$ 12.75
Shares granted (in shares) | shares		0
Total share-based compensation expense - pre-tax		$ (2,200,000)	700,000	1,500,000
PSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Grant date fair value (in dollars per share) | $ / shares		$ 12.75
Shares granted (in shares) | shares		0
Total share-based compensation expense - pre-tax		$ (800,000)	800,000	0
PSUs | 2019 Long Term Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		0.00%
PSUs | 2019 Long Term Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		200.00%
PSUs | 2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance cycles | performance_cycle		2
PSUs | 2016 Long Term Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
PSUs | Long Term Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares		776
Total share-based compensation expense - pre-tax		$ 5,800,000	5,800,000	0
RSUs | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation restricted stock units cash settled		$ 4,500,000
RSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (in dollars per share) | $ / shares		$ 12.75
RSUs | Long Term Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax		$ 1,200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected annual dividend yield		1.75%
Expected volatility		20.00%
Risk-free interest rate		2.51%
Expected term		4 years
Total share-based compensation expense - pre-tax		$ 900,000	800,000	$ 0
Stock Options | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Shares issued (in shares) | shares		1,374,945
Expiration period		5 years
Fair value of stock options		$ 2,800,000
Exercise price (in dollars per share) | $ / shares		$ 12.75
IPO Incentive Awards | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years over which shares to be purchased		3 years
IPO Incentive Awards | 2018 Omnibus plan | 2021 ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
IPO Incentive Awards | 2018 Omnibus plan | 2019-2021 Average ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares		0		149,236
Maximum number of shares to be purchased (in shares) | shares	1,000
Minimum number of shares to be purchased (in shares) | shares	100
Net promissory notes		$ 0.0	$ 400,000
9.0% ROE | IPO Incentive Awards | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout as percentage of awarded shares		100.00%
13.5% ROE | IPO Incentive Awards | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout as percentage of awarded shares		150.00%
For the first 100 shares | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common shares as a percentage on its market value	85.00%
For the next 900 shares | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common shares as a percentage on its market value	100.00%